Equity - Additional Information (Detail)							1 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended		8 Months Ended	12 Months Ended
	Jun. 14, 2016 JPY (¥) shares	May 18, 2016 JPY (¥) shares	Nov. 13, 2015 JPY (¥) shares	Jul. 01, 2015	May 14, 2014 JPY (¥) shares	Nov. 24, 1995 JPY (¥) shares	Apr. 30, 2017 JPY (¥) shares	Sep. 03, 2014 JPY (¥) shares	Oct. 30, 2015 JPY (¥) shares	Mar. 31, 2017 JPY (¥) ¥ / shares shares	Mar. 31, 2016 JPY (¥) shares	Mar. 31, 2015 JPY (¥) shares	Dec. 31, 2016 JPY (¥) shares	Mar. 31, 2017 JPY (¥) ¥ / shares shares	Mar. 31, 2016 JPY (¥) shares	Mar. 31, 2015 JPY (¥)	Dec. 12, 2016 JPY (¥) shares	Apr. 28, 2016 JPY (¥) shares	Feb. 05, 2016 shares	Aug. 05, 2015 JPY (¥) shares	Nov. 07, 2014 JPY (¥) shares	Oct. 31, 2014 JPY (¥) shares	Aug. 06, 2014 JPY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Capitalized additional paid-in capital to common stock						¥ 15,600,000,000
Common stock, Issued | shares						312,000				2,096,394,470	2,096,394,470			2,096,394,470	2,096,394,470
Percentage of common stock shares outstanding						2.00%
Estimated cumulative effect on retained earnings, net of tax						¥ 234,624,000,000
Minimum percentage of legal reserve from dividend payment in accordance with the Japanese companies act																10.00%
Required ratio of legal reserve to capital stock in accordance with the Japanese companies act																25.00%
Stock repurchase, shares | shares					413,227				21,000,000	21,693,800		51,000,000
Stock repurchase					¥ 2,429,000,000				¥ 93,589,000,000	¥ 106,763,000,000		¥ 338,117,000,000		¥ 374,348,000,000	¥ 93,886,000,000	¥ 340,781,000,000
Stock split ratio				2
Treasury stock, shares, retired | shares			(177,000,000)												(177,000,000)
Statutory accounting practices, statutory amount available for dividend payments										637,401,000,000				637,401,000,000
Cash dividends included in retained earnings										¥ 120,922,000,000				¥ 120,922,000,000
Cash dividends per share included in retained earnings | ¥ / shares										¥ 60				¥ 60
Increase in additional paid-in capital due to stock repurchase														¥ (133,106,000,000)	¥ (23,171,000,000)	¥ (138,937,000,000)
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Stock repurchase, shares | shares							8,893,400
Stock repurchase							¥ 43,235,000,000
From November 10, 2014 through June 30, 2015 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock acquire number of shares authorized | shares																					51,000,000
Amount of outstanding shares to be acquired																					¥ 350,000,000,000
August 6, 2015 through October 30,2015 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock acquire number of shares authorized | shares																				21,000,000
Amount of outstanding shares to be acquired																				¥ 100,000,000,000
May 16, 2016 through March 31, 2017 | Maximum
Equity, Class of Treasury Stock [Line Items]
Stock repurchase, shares | shares	59,038,100
Stock repurchase	¥ 267,384,000,000
Common stock acquire number of shares authorized | shares										68,000,000				68,000,000
Amount of outstanding shares to be acquired										¥ 350,000,000,000				¥ 350,000,000,000
December 13, 2016 through June 30, 2017 | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock acquire number of shares authorized | shares																	33,000,000
Amount of outstanding shares to be acquired																	¥ 150,000,000,000
NTT DOCOMO
Equity, Class of Treasury Stock [Line Items]
Stock repurchased, shares | shares		9,021,000						181,530,121			120,867,062	83,746,000	47,010,000
Stock repurchased, value		¥ 24,433,000,000						¥ 307,694,000,000			¥ 307,486,000,000	¥ 165,342,000,000	¥ 125,174,000,000
Ownership interest								65.30%			65.70%	66.70%	66.70%		65.70%	66.70%		65.70%	66.70%			65.30%	66.70%
Increase in additional paid-in capital due to stock repurchase								¥ 17,520,000,000			¥ 42,150,000,000	¥ 2,501,000,000		16,508,000,000
NTT DOCOMO | Maximum
Equity, Class of Treasury Stock [Line Items]
Common stock acquire number of shares authorized | shares																		99,132,938	137,578,616			138,469,879	206,489,675
Amount of outstanding shares to be acquired																		¥ 192,514,000,000				¥ 192,306,000,000	¥ 350,000,000,000
Parent Company
Equity, Class of Treasury Stock [Line Items]
Stock repurchased, shares | shares								176,991,100			117,924,500
Retained Earnings
Equity, Class of Treasury Stock [Line Items]
Cancellation of treasury stock			¥ (590,679,000,000)												¥ 590,679,000,000
Additional Paid-In Capital
Equity, Class of Treasury Stock [Line Items]
Cancellation of treasury stock			¥ (8,000,000)												8,000,000
Increase in additional paid-in capital due to stock repurchase														¥ (18,700,000,000)	¥ 28,666,000,000	¥ 17,421,000,000